Use Of Judgements And Estimates - Additional Information (Detail) € / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 16, 2021 € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 € / shares	Oct. 01, 2022 USD ($)	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($)	Jun. 07, 2021 € / shares	Apr. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Use Of Estimates And Judgements [Line Items]
Impairment of goodwill			€ 0	€ 0
Debt instrument face value			€ 207,357,000	€ 133,627,000
Par value per share | € / shares			€ 3.05	€ 5.32			€ 2.58
Adjustment to additional paid in capital incremental costs					€ 17,397,000
Non incremental costs attributable to share issue recognized in expenses					8,046,000
Gains (losses) on change in fair value of derivatives			€ 6,476,000	€ 80,748,000	(68,953,000)
Kensington Acquisition Corp Two [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Net assets excluding subscription receivable			99,524,000			$ 115,244			€ 99,524,000	$ 115,244
Common stock shares subscription receivable value			95,860,000			111,000			95,860,000	$ 111,000
Net assets			195,384,000						195,384,000
Fair value of shares exchanged			267,556,000
Transaction Costs		€ 72,172,000			€ 72,172,000
Wallbox Chargers Business [Member] | At fair value [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Net assets			€ 1,209,040,000			$ 1,400,000		$ 1,400,000	€ 1,209,040,000
Equity interest as a percentage of fair value of net assets			18.10%			18.10%			18.10%	18.10%
Fair value of shares exchanged			€ 267,556,000						€ 267,556,000
Wallbox [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Par value per share | € / shares											€ 0.12
Percentage of incremental costs directly attributable to equity issue			100.00%		100.00%
Convertible debt one [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value													€ 25,880,000
Financial liabilities at amortised cost		25,880,000			€ 25,880,000
Convertible debt two [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value		€ 7,000,000			€ 7,000,000
Borrowings interest rate		8.00%			8.00%
Financial liabilities at amortised cost			€ 7,000,000
Convertible debt three [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value		€ 27,550,000			€ 27,550,000
Borrowings interest rate		5.00%			5.00%
Financial liabilities at fair value through profit or loss												€ 27,550,000
Convertible debt one two and three [member] | Common stock class A [member] | Ordinary shares [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Stock shares issued during the period conversion of convertible debt shares. | shares	147,443
Par value per share | € / shares	€ 0.5